LEASED AUTOMOBILES HELD FOR SALE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
LEASED AUTOMOBILES HELD FOR SALE [Abstract]
Balance at beginning of year	$ 24,077	150,000
Additions	18,683	116,402	168,311
Sales	(6,779)	(42,235)	(18,311)
Balance at end of year	35,981	224,167	150,000
Less: accumulated depreciation	(2,819)	(17,563)	(2,251)
Leased automobiles held for sale, net	33,162	206,604	147,749
Depreciation of leased automobiles held for sale	2,873	17,900	2,251
Cost of goods sold, rebates received	$ 296	1,847	549